DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of deferred taxes [text block] [Abstract]
Schedule of Statutory Position and Tax Disclosure
The Group’s and the Bank’s deferred tax assets and liabilities are as follows:

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Statutory position
Deferred tax assets	3,468	3,366	2,109	2,029
Deferred tax liabilities	—	—	—	—
Net deferred tax asset	3,468	3,366	2,109	2,029

Tax disclosure
Deferred tax assets	5,327	4,731	3,042	2,734
Deferred tax liabilities	(1,859)	(1,365)	(933)	(705)
Net deferred tax asset	3,468	3,366	2,109	2,029

Schedule of Movements in Deferred Tax Liabilities and Assets
Movements in deferred tax liabilities and assets (before taking into consideration the offsetting of balances within the same taxing jurisdiction) can be summarised as follows:

The Group	Tax losses	Property, plant and equipment	Pension liabilities	Provisions	Share-based payments	Derivatives	Asset revaluations[1]	Other temporary differences	Total
Deferred tax assets	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2019	3,783	682	79	196	28	—	—	6	4,774
(Charge) credit to the income statement	(183)	(12)	(100)	(87)	4	19	—	126	(233)
Credit to other comprehensive income	—	—	74	116	—	—	—	—	190
At 31 December 2019	3,600	670	53	225	32	19	—	132	4,731
(Charge) credit to the income statement	454	8	6	4	(5)	(12)	28	94	577
(Charge) credit to other comprehensive income	—	—	(3)	22	—	—	—	—	19
At 31 December 2020	4,054	678	56	251	27	7	28	226	5,327
		Capitalised software enhancements		Acquisition fair value	Pension assets	Derivatives	Asset revaluations[1]	Other temporary differences	Total
Deferred tax liabilities			£m	£m	£m	£m	£m	£m	£m
At 1 January 2019			(36)	(698)	(273)	(388)	(101)	(56)	(1,552)
(Charge) credit to the income statement			15	215	59	(34)	(21)	(53)	181
(Charge) credit to other comprehensive income			—	—	64	(140)	84	—	8
Exchange and other adjustments			—	—	—	—	—	(2)	(2)
At 31 December 2019			(21)	(483)	(150)	(562)	(38)	(111)	(1,365)
(Charge) credit to the income statement			(207)	147	(77)	(106)	(22)	(94)	(359)
(Charge) credit to other comprehensive income			—	—	(165)	(31)	60	—	(136)
Exchange and other adjustments			—	—	—	—	—	1	1
At 31 December 2020			(228)	(336)	(392)	(699)	—	(204)	(1,859)
1Financial assets at fair value through other comprehensive income.

The Bank	Tax losses	Property, plant and equipment	Pension liabilities	Provisions	Share-based payments	Other temporary differences	Total
Deferred tax assets	£m	£m	£m	£m	£m	£m	£m
At 1 January 2019	2,284	375	30	53	20	1	2,763
(Charge) credit to the income statement	(86)	(32)	(57)	(41)	(1)	12	(205)
Credit to other comprehensive income	—	—	60	116	—	—	176
At 31 December 2019	2,198	343	33	128	19	13	2,734
(Charge) credit to the income statement	309	(38)	1	10	(1)	9	290
(Charge) credit to other comprehensive income	—	—	(4)	22	—	—	18
At 31 December 2020	2,507	305	30	160	18	22	3,042
	Capitalised software enhancements		Pension assets	Derivatives	Asset revaluations[1]	Other temporary differences	Total
Deferred tax liabilities		£m	£m	£m	£m	£m	£m
At 1 January 2019		(31)	(176)	(431)	(103)	(38)	(779)
(Charge) credit to the income statement		12	59	—	(19)	17	69
(Charge) credit to other comprehensive income		—	20	(105)	86	(1)	—
Exchange and other adjustments		—	—	—	—	5	5
At 31 December 2019		(19)	(97)	(536)	(36)	(17)	(705)
(Charge) credit to the income statement		(193)	(5)	1	(9)	12	(194)
(Charge) credit to other comprehensive income		—	(105)	30	40	—	(35)
Exchange and other adjustments		—	—	—	—	1	1
At 31 December 2020		(212)	(207)	(505)	(5)	(4)	(933)
1Financial assets at fair value through other comprehensive income.